PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 174.0	$ 227.8
VAT recoverable	10.9	8.1
Prepayments	19.4	14.6
Other current assets	5.0	2.9
Total	$ 209.3	$ 253.4